March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic Retirement Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock LifePath® Dynamic Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 36.9%
BlackRock Advantage Emerging Markets Fund, Class K	769,692	$ 7,897,039
BlackRock Real Estate Securities Fund	107,469	1,628,156
BlackRock Tactical Opportunities Fund, Class K	1,142,394	17,090,214
Diversified Equity Master Portfolio	$97,668,846	97,668,846
International Tilts Master Portfolio	$18,522,831	18,522,831
iShares Global Infrastructure ETF	131,726	7,201,460
iShares MSCI EAFE Small-Cap ETF(b)	135,184	8,588,240
		158,596,786
Fixed-Income Funds — 60.6%
BlackRock Diversified Fixed Income Fund, Class K	22,994,628	216,839,343
iShares 0-5 Year TIPS Bond ETF	419,473	43,402,871
		260,242,214

Security	Shares	Value
Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)	4,419,118	$ 4,421,328
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)	5,210,060	5,210,060
		9,631,388
Total Investments — 99.7% (Cost: $370,912,235)		428,470,388
Other Assets Less Liabilities — 0.3%		1,113,927
Net Assets — 100.0%		$ 429,584,315

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 7,673,828	$ —	$ —	$ —	$ 223,211	$ 7,897,039	769,692	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	5,956,765	—	(1,535,470)(a)	33	—	4,421,328	4,419,118	1,153 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	79,955,947	—	(74,745,887)(a)	—	—	5,210,060	5,210,060	288,800	—
BlackRock Diversified Fixed Income Fund, Class K	146,370,069	67,983,537	—	—	2,485,737	216,839,343	22,994,628	2,437,187	—
BlackRock High Yield Bond Portfolio, Class K(c)	674,485	—	(682,063)	64,299	(56,721)	—	—	3,213	—
BlackRock Real Estate Securities Fund	1,593,766	—	—	—	34,390	1,628,156	107,469	—	—
BlackRock Tactical Opportunities Fund, Class K	16,975,975	—	—	—	114,239	17,090,214	1,142,394	—	—
Diversified Equity Master Portfolio	95,262,216	7,269,163 (a)(d)	—	1,860,983	(6,723,516)	97,668,846	$97,668,846	424,825	—
International Tilts Master Portfolio	16,959,545	115,927 (a)(d)	—	331,125	1,116,234	18,522,831	$18,522,831	115,927	—
iShares 0-5 Year TIPS Bond ETF	43,362,423	1,360,004	(2,582,649)	53,563	1,209,530	43,402,871	419,473	64,313	—
iShares Global Infrastructure ETF	6,885,318	—	—	—	316,142	7,201,460	131,726	—	—
iShares MSCI EAFE Small-Cap ETF	7,427,538	2,467,776	(1,682,345)	16,077	359,194	8,588,240	135,184	—	—
				$ 2,326,080	$ (921,560)	$ 428,470,388		$ 3,335,418	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	45	06/12/25	$ 8,076	$ (74,127)
10-Year U.S. Treasury Note	58	06/18/25	6,462	16,396
U.S. Long Bond	77	06/18/25	9,064	8,604
S&P/TSE 60 Index	18	06/19/25	3,746	112,104
E-mini Russell 2000 Index	20	06/20/25	2,027	14,135
Micro E-mini S&P 500 Index	443	06/20/25	12,522	80,331
MSCI EAFE Index	77	06/20/25	9,303	(224,049)
MSCI Emerging Markets Index	134	06/20/25	7,442	(139,811)
S&P 500 E-Mini Index	30	06/20/25	8,480	110,811
2-Year U.S. Treasury Note	20	06/30/25	4,145	23,553
5-Year U.S. Treasury Note	77	06/30/25	8,337	104,551
				32,498
Short Contracts
Ultra U.S. Treasury Bond	282	06/18/25	34,660	(495,805)
NASDAQ 100 E-Mini Index	21	06/20/25	8,165	6,200
				(489,605)
				$ (457,107)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	5,147,169	USD	3,583,324	Goldman Sachs International	06/18/25	$ 7,140
CAD	5,378,204	USD	3,743,956	Goldman Sachs International	06/18/25	7,669
EUR	980,502	JPY	156,689,000	Morgan Stanley & Co. International PLC	06/18/25	11,123
USD	1,357,223	AUD	2,152,000	Morgan Stanley & Co. International PLC	06/18/25	11,694
USD	40,255	EUR	37,000	Deutsche Bank AG	06/18/25	74
USD	187,418	JPY	27,289,000	Morgan Stanley & Co. International PLC	06/18/25	3,910
						41,610
AUD	27,846,768	USD	17,562,399	Morgan Stanley & Co. International PLC	06/18/25	(151,326)
JPY	2,663,443,535	EUR	16,804,636	Deutsche Bank AG	06/18/25	(338,710)
JPY	1,292,296,517	USD	8,704,930	Barclays Bank PLC	06/18/25	(14,725)
JPY	640,603,143	USD	4,399,321	Goldman Sachs International	06/18/25	(91,507)
						(596,268)
						$ (554,658)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	2,389	$ 7,180	$ —	$ 7,180
1-day SOFR plus 0.65%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	1,528	4,522	—	4,522
									$ 11,702	$ —	$ 11,702
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 42,405,109	$ —	$ —	$ 42,405,109
Fixed-Income Funds	260,242,214	—	—	260,242,214
Money Market Funds	9,631,388	—	—	9,631,388
	$312,278,711	$—	$—	312,278,711
Investments Valued at NAV(a)				116,191,677
				$ 428,470,388
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 323,581	$ 11,702	$ —	$ 335,283
Foreign Currency Exchange Contracts	—	41,610	—	41,610
Interest Rate Contracts	153,104	—	—	153,104
Liabilities
Equity Contracts	(363,860)	(74,127)	—	(437,987)
Foreign Currency Exchange Contracts	—	(596,268)	—	(596,268)
Interest Rate Contracts	(495,805)	—	—	(495,805)
	$(382,980)	$(617,083)	$—	$(1,000,063)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate